Stockholders’ equity (Details Narrative)	3 Months Ended								9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2023 $ / shares	Sep. 30, 2022 USD ($) $ / shares	Jun. 30, 2022 USD ($)	Mar. 31, 2022 $ / shares shares	Mar. 31, 2022 $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2015
Shares acquired pursuant value | $						$ 79,705
Number of options cancelled									460,000		285,600
Gain on derivative liability | $									$ 51		$ 23,314
Derivative liability | $											$ 51
Share-based compensation arrangement, percentage of outstanding stock maximum												10.00%
Number of options granted									1,885,000		2,550,000
Share-based compensation arrangement, grants in period, weighted average exercise price (in CAD per share) | $ / shares									$ 0.30		$ 0.40
Number of options expired unexercised									1,988,000		506,150
Aggregate intrinsic value for options | $
Share-based payment arrangement, expense | $	135,867				$ 181,129				$ 384,188	$ 525,721
Maximum [Member]
Share-based compensation arrangement, expiration period (Year)												10 years
Stock Option Plan 2015 [Member]
Share-based compensation arrangement, percentage of outstanding stock maximum												10.00%
Share-based payment arrangement, expense | $	$ 135,867				$ 181,129
Share-based compensation arrangement, weighted average grant | $ / shares	$ 0.28				$ 0.31
Stock Option Plan 2015 [Member] | Employee Stock Options [Member]
Number of options cancelled	330,000
Number of options granted			2,550,000				1,885,000	1,885,000
Share-based compensation arrangement, grants in period, weighted average exercise price (in CAD per share) | (per share)			$ 0.40	$ 0.50			$ 0.22	$ 0.30
Number of options expired unexercised		1,988,000
TSXV [Member]
Shares acquired pursuant											6,579,074
Percentage of issued and outstanding shares											5.00%
NCIB [Member]
Shares acquired pursuant			43,500								275,000
Shares acquired pursuant value | $											$ 87,778
Number of options cancelled											233,500
Shares cancelled value | $			$ 12,310